Significant Accounting Policies (Narrative) (Details) (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 08, 2011
Significant Accounting Policies [Line Items]
Corporate expenses	$ 2,600,000			$ 5,100,000
Book overdraft reclassified		1,800,000
Cash reimbursement received from broadband stimulus grant		2,251,000	508,000
Restricted cash reimbursement receivable		1,500,000
Restricted cash		5,303,000	7,554,000
Bad debt expenses		600,000	1,000,000	300,000
Accounts receivable, allowance		1,822,000	2,822,000
Asset impairment charge other than goodwill			20,857,000
Asset impairment charge other than goodwill, net of tax			12,700,000
Accelerated depreciation costs recorded as a result of a change in estimate		1,400,000
Amortization expense		11,134,000	15,387,000	8,627,000
Asset impairment charge related to goodwill			65,400,000
Asset impairment charge related to goodwill, net of tax			53,000,000
Debt issuance costs			4,854,000
Post-Business Separation credit facility, maximum					370,000,000
Advertising expense		1,100,000	900,000	500,000
Pension benefit vesting period, years		5 years
Number of highest consecutive years of compensation subject to certain reductions		5 years
Maximum retirement age reached to be subject to reductions, years		65 years
Contribution vesting period		2 years
Future charges for equity-based compensation, 2013		2,100,000
Future charges for equity-based compensation, 2014		2,100,000
Future charges for equity-based compensation, 2015		1,200,000
Future charges for equity-based compensation, 2016		100,000
Future charges for equity-based compensation, 2017		100,000
Broadband Services Project Due 2015 [Member]
Significant Accounting Policies [Line Items]
Total project cost				16,100,000
Percentage funded by federal government grants				50.00%
Federal government grants				8,000,000
Percentage of deposits				100.00%
Portion of grants deposited into pledged account				8,000,000
First Portion Match [Member]
Significant Accounting Policies [Line Items]
Employer's percentage match of employee's match percentage		100.00%
Percentage of employee's gross pay that is matched by the employer		1.00%
Second Portion Match [Member]
Significant Accounting Policies [Line Items]
Employer's percentage match of employee's match percentage		50.00%
Percentage of employee's gross pay that is matched by the employer		5.00%
Acquisition-related Costs [Member]
Significant Accounting Policies [Line Items]
Corporate expenses				$ 2,800,000